Property and Equipment, net - Schedule of Property and Equipment, net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 1,448,610	$ 897,437
Less: accumulated depreciation and amortization	(921,479)	(879,475)
Property and Equipment, net	527,131	17,962
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	144,924	145,148
Office and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	225,619	225,968
Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	664,428	112,044
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 413,639	$ 414,277